Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

14. LEASES

Operating Leases

Warehouse and office lease

Effective October 1, 2018, the Company entered a 62.5 month lease for a facility including warehouse and office in the City of Irvine, California, with a security deposit of $41,841. The monthly rent is approximately $16,200 with a 3% increase each year. The lease provided an option to extend at lease maturity for another five-years, with six months prior written notice of lessee’s intention to extend the lease. The Company’s CEO is the guarantor of this lease. Lessor will have the right to proceed against guarantor following any breach or default by lessee without first proceeding against lessee and without previous notice to or demand upon either lessee or guarantor. At the commence of the lease, the Management intended to use the option to extend 3 more years in the lease term. Lately, the Management decided to let the lease expire without renew on September 30, 2023. The Company recorded approximately $61,844 gain at termination of the lease and the amount was included into other expenses.

On May 18, 2023, the Company entered a 36 months lease for a facility including warehouse and office in the City of Irvine, California, with a security deposit of $50,000, effective on September 1, 2023. The monthly rent is approximately $47,100 with a 3% increase each year. On February 29, the Management moved out from the facilities and decided to seek early termination of this lease. The $50,000 security deposit was not returned to the Company and the negotiation of early termination is still ungoing as of the reporting date. As of June 30, 2024, $1,178,577 right-of-use assets, net and $1,394,037 total lease liabilities recorded were associated with the lease.

The components of lease costs for continuing operations, lease term and discount rate with respect of warehouse and office lease with an initial term of more than 12 months are as follows:

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023
	(unaudited)	(unaudited)
Operating lease cost	$256,852	$-
Weighted Average Remaining Lease Term - Operating leases including options to renew	-	-
Weighted Average Discount Rate - Operating leases	5%	5%

	Three Months Ended June 30, 2024	Three Months Ended June 30, 2023
	(unaudited)	(unaudited)
Operating lease cost	$133,157	$-
Weighted Average Remaining Lease Term - Operating leases including options to renew	-	-
Weighted Average Discount Rate - Operating leases	5%	5%

Finance lease (discontinued operations)

Effective March 15, 2022, the company entered two 39-months lease for two copiers with same vendor for a monthly payment of $234 and $214, respectively. Effective June 24, 2022, the company entered two leases for two forklifts with a term of 60 months for each, and the monthly payment was $383 and $451, respectively. At the lease expiration date, the Company has the option to purchase the copier for $1 each. The leases were disposed as a result of disposal of BEP on December 31, 2023 and disposal of BEH on March 31, 2024.

The components of lease costs, lease term and discount rate with respect of the copier lease with an initial term of more than 12 months are as follows:

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023
	(unaudited)	(unaudited)
Finance lease cost
Amortization	$653	$6,417
Interest on lease liabilities	48	1,250
Total finance lease cost	$701	$7,667
Weighted Average Remaining Lease Term - Finance leases	-	3.54
Weighted Average Discount Rate – Finance leases	5%	5%

	Three Months Ended June 30, 2024	Three Months Ended June 30, 2023
	(unaudited)	(unaudited)
Finance lease cost
Amortization	$-	$3,228
Interest on lease liabilities	-	605
Total finance lease cost	$-	$3,833
Weighted Average Discount Rate – Finance leases	5%	5%